Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.4%
Communication Services - 3.0%
TripAdvisor, Inc.	72,490	$1,378,035
Consumer Discretionary - 13.2%
Adtalem Global Education, Inc. *	34,638	1,078,974
Despegar.com, Corp. *	41,500	297,970
Frontdoor, Inc. *	15,509	687,514
Gildan Activewear, Inc.	106,654	1,652,071
Mattel, Inc. *	46,896	453,484
Nordstrom, Inc. +	35,542	550,546
ServiceMaster Global Holdings, Inc. *	15,971	570,005
Urban Outfitters, Inc. *	52,817	803,875
		6,094,439
Consumer Staples - 3.0%
Hain Celestial Group, Inc. *	14,907	469,719
Spectrum Brands Holdings, Inc.	20,092	922,223
		1,391,942
Energy - 2.4%
Dril-Quip, Inc. *	37,280	1,110,571
Financials - 21.9%
Axis Capital Holdings Ltd.	35,982	1,459,430
Bank OZK	39,820	934,575
First American Financial Corp.	22,632	1,086,789
Horace Mann Educators Corp.	19,529	717,300
Investors Bancorp, Inc.	195,171	1,658,954
Jefferies Financial Group, Inc.	62,578	973,088
PRA Group, Inc. *	32,494	1,256,218
Pzena Investment Management, Inc. - Class A	125,946	685,146
Trupanion, Inc. *+	31,731	1,354,596
		10,126,096
Health Care - 9.3%
Dentsply Sirona, Inc.	30,974	1,364,714
Luminex Corp.	25,828	840,185
Medpace Holdings, Inc. *	5,401	502,401
Patterson Companies, Inc.	71,672	1,576,784
		4,284,084
Industrials - 23.1%
Acuity Brands, Inc.	13,271	1,270,566
Crane Co.	31,192	1,854,676
EnerSys	14,488	932,737
Healthcare Services Group, Inc.	28,586	699,214
KAR Auction Services, Inc.	65,244	897,757
MSC Industrial Direct Co., Inc. - Class A	18,938	1,378,876
Sensata Technologies Holding plc *	25,774	959,566
UniFirst Corp.	6,455	1,155,122
Valmont Industries, Inc.	8,375	951,568
WESCO International, Inc. *	16,189	568,396
		10,668,478
Information Technology - 11.0%
Avnet, Inc.	32,880	916,859
Coherent, Inc. *	6,762	885,687
Knowles Corp. *	44,808	683,770
MKS Instruments, Inc.	6,076	688,046
SS&C Technologies Holdings, Inc.	11,921	673,298
ViaSat, Inc. *	32,718	1,255,390
		5,103,050
Materials - 5.0%
Berry Global Group, Inc. *	23,401	1,037,132
NewMarket Corp.	3,201	1,281,937
		2,319,069
Real Estate - 3.5%
Jones Lang LaSalle, Inc.	15,818	1,636,530
Total Common Stocks
(Cost $51,737,720)		44,112,294

MONEY MARKET FUND - 1.5%
First American Government Obligations Fund - Class Z, 0.06% ^
Total Money Market Fund
(Cost $677,688)	677,688	677,688

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%
First American Government Obligations Fund - Class Z, 0.06% ^
Total Investment Purchased with Proceeds from Securities Lending
(Cost $1,930,385)	1,930,385	1,930,385

Total Investments - 101.1%
(Cost $54,345,793)		46,720,367
Other Assets and Liabilities, Net - (1.1)%		(500,483)
Total Net Assets - 100.0%		$46,219,883

*	Non-income producing security
+	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $1,886,052 at June 30, 2020.
^	Variable rate security - The rate shown is the rate in effect as of June 30, 2020.
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$44,112,294	$-	$-	$44,112,294
Money Market Fund	677,688	-	-	677,688
Investment Purchased with
Proceeds from Securities Lending	1,930,385	-	-	1,930,385
Total Investments	$46,720,367	$-	$-	$46,720,367

Refer to the Schedule of Investments for further information on the classification of investments.